Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	Awards granted under the Amended Plan are subject to recoupment in accordance with any clawback policy adopted by the Board.